Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 5,544,469	$ 2,023,976	$ 7,568,445
MEXICO
Total	4,342,911	678,022	5,020,933
MEXICO | Ejido San Felipe
Total		124,952	124,952
MEXICO | Ejido San Jose de las Bocas
Total		134,861	134,861
MEXICO | Government of Mexico Secretariat of Economy
Total	4,342,911	418,209	4,761,120
UNITED STATES
Total	1,201,558	1,345,954	2,547,512
UNITED STATES | Government of United States of America Bureau of Land Management
Total		293,704	293,704
UNITED STATES | Government of United States of America Department of the Treasury
Total		298,965	298,965
UNITED STATES | Government of United States of America US Department of Interior
Total		180,187	180,187
UNITED STATES | Nevada Division of Environmental Protection
Total		115,500	115,500
UNITED STATES | Pension Benefit Guaranty Corporation
Total		$ 457,598	457,598
UNITED STATES | Pershing County Treasurer
Total	855,261		855,261
UNITED STATES | Shoshone County Tax Collector
Total	$ 346,297		$ 346,297